Financial assets and liabilities (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	R$ 1,125,381	R$ 911,015
Trade receivables	752,358	631,846
Financial assets at amortised cost, class [member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	1,125,381	911,015
Trade receivables	752,358	631,846
Other FIES credits - Other assets	6,866	8,982
Dividends receivable	6,287	1,628
Total	1,890,892	1,553,471
Current	1,849,041	1,508,541
Non-current	R$ 41,851	R$ 44,930